Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Detailed Information About Trade and Other Payables

	December 31, 2019	December 31, 2018
Current liabilities	€m	€m
Trade payables	306.5	321.1
Accruals and deferred income	109.4	125.3
Trade terms payable	59.4	79.5
Social security and other taxes	25.7	19.0
Other payables	18.8	19.0
Financial payables	4.1	7.7
Bank overdrafts	1.3	—
Total current trade and other payables	525.2	571.6
Non-current liabilities
Accruals and deferred income	2.7	1.3
Total non-current trade and other payables	2.7	1.3
Total trade and other payables	527.9	572.9